Annual Total Returns [BarChart] - The Long-Term Care ETF - The Long-Term Care ETF	Feb. 28, 2021
Bar Chart Table:
Annual Return 2017	5.65%
Annual Return 2018	6.35%
Annual Return 2019	25.18%
Annual Return 2020	0.18%